Subsequent Events (Details) (Bridge Credit Facility due 2015, Goldman Sachs Bank USA, Line of Credit, USD $)	0 Months Ended
	May 15, 2014	Mar. 28, 2014
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	400,000,000	$ 250,000,000
Predecessor | Subsequent Event
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	400,000,000	$ 250,000,000
Predecessor | Federal Funds Effective Swap Rate | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate (in percent)	0.50%
Predecessor | London Interbank Offered Rate (LIBOR) | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate (in percent)	6.00%